FAIR VALUE MEASUREMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENT:
Schedule of financial liabilities

		June 30,	December 31,
	Level	2022	2021
Financial Liabilities:
Warrants Liabilities	3	1,290	1,392

	Level	31.12.2021	31.12.2020
Financial Liabilities:
Warrants Liabilities	3	1,392	1,118

Schedule of reconciliation of changes in fair value measurement of warrants

Warrants
Balance at January 1, 2021	1,118
Issuance of warrants	74
Changes in fair value recognized in finance expenses	200
Balance at December 31, 2021	1,392
Issuance of warrants	—
Changes in fair value recognized in finance expenses	(102)
Balance at June 30, 2022	1,290